Expense Example, No Redemption - Prospectus #1	Calvert High Yield Bond Fund Class A 1 Year	Calvert High Yield Bond Fund Class A 3 Years	Calvert High Yield Bond Fund Class A 5 Years	Calvert High Yield Bond Fund Class A 10 Years	Calvert High Yield Bond Fund Class C 1 Year	Calvert High Yield Bond Fund Class C 3 Years	Calvert High Yield Bond Fund Class C 5 Years	Calvert High Yield Bond Fund Class C 10 Years	Calvert High Yield Bond Fund Class I 1 Year	Calvert High Yield Bond Fund Class I 3 Years	Calvert High Yield Bond Fund Class I 5 Years	Calvert High Yield Bond Fund Class I 10 Years	Calvert High Yield Bond Fund Class R6 1 Year	Calvert High Yield Bond Fund Class R6 3 Years	Calvert High Yield Bond Fund Class R6 5 Years	Calvert High Yield Bond Fund Class R6 10 Years	Calvert Income Fund Class A 1 Year	Calvert Income Fund Class A 3 Years	Calvert Income Fund Class A 5 Years	Calvert Income Fund Class A 10 Years	Calvert Income Fund Class C 1 Year	Calvert Income Fund Class C 3 Years	Calvert Income Fund Class C 5 Years	Calvert Income Fund Class C 10 Years	Calvert Income Fund Class I 1 Year	Calvert Income Fund Class I 3 Years	Calvert Income Fund Class I 5 Years	Calvert Income Fund Class I 10 Years	Calvert Short Duration Income Fund Class A 1 Year	Calvert Short Duration Income Fund Class A 3 Years	Calvert Short Duration Income Fund Class A 5 Years	Calvert Short Duration Income Fund Class A 10 Years	Calvert Short Duration Income Fund Class C 1 Year	Calvert Short Duration Income Fund Class C 3 Years	Calvert Short Duration Income Fund Class C 5 Years	Calvert Short Duration Income Fund Class C 10 Years	Calvert Short Duration Income Fund Class I 1 Year	Calvert Short Duration Income Fund Class I 3 Years	Calvert Short Duration Income Fund Class I 5 Years	Calvert Short Duration Income Fund Class I 10 Years	Calvert Short Duration Income Fund Class R6 1 Year	Calvert Short Duration Income Fund Class R6 3 Years	Calvert Short Duration Income Fund Class R6 5 Years	Calvert Short Duration Income Fund Class R6 10 Years
USD ($)	425	636	865	1,521	179	554	954	1,875	78	243	422	942	70	221	384	859	416	609	818	1,420	170	526	907	1,777	68	214	373	835	301	462	638	1,146	154	477	824	1,599	52	164	285	640	46	144	252	567